                                                   Registration No. 333-40706
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

/_/ Pre-Effective Amendment No.      /x/ Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                           DREYFUS A BONDS PLUS, INC.

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               (Exact Name of Registrant as Specified in Charter)

                                 (212) 922-6000

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                        (Area Code and Telephone Number)

                           c/o The Dreyfus Corporation
                    200 Park Avenue, New York, New York 10166

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                (Address of Principal Executive Offices: Number,
                         Street, City, State, Zip Code)

                     (Name and Address of Agent for Service)

                              Mark N. Jacobs, Esq.
                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166

                                    copy to:

                              Lewis G. Cole, Esq.
                         Stroock & Stroock & Lavan LLP
                         New York, New York 10038-4982

          An indefinite number of Registrant's shares of common stock has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.
Accordingly, no filing fee is being paid at this time.

          This Post-Effective Amendment consists of the following:

          (1) Facing Sheet of the Registration Statement.

          (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration
Statement on Form N-14 (File No. 333-40706) filed on June 30, 2000.

          This Post-Effective Amendment is being filed solely to file as Exhibit
No. 12 to this Registration Statement on Form N-14 the final tax opinion and an
Other Exhibit.

                           DREYFUS A BONDS PLUS, INC.
                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.
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          The response to this item is incorporated by reference to Item 25 of
Part C of Post-Effective Amendment No. 37 to the Registrant's Registration
Statement on Form N-1A, filed on July 21, 1999.

ITEM 16.          Exhibits - All references are to Post-Effective Amendments to the Registrant's Registration Statement on Form N-1A (File
                  No. 2-55614) (the "Registration Statement") unless otherwise noted.

     (1)           Registrant's Certificate of Incorporation is incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No.
                   32 filed on July 24, 1996.

     (2)            Registrant's Bylaws are incorporated by reference to
                    Exhibit (2) of Post-Effective Amendment No. 32 filed on
                    July 24, 1996.

     (3)            Not Applicable.

     (4)            Agreement and Plan of Reorganization.*

     (5)            Not Applicable.

     (6)            Management Agreement is incorporated by reference to
                    Exhibit (5) of Post-Effective Amendment No. 30 filed on
                    July 27, 1995.

     (7)            Distribution Agreement is incorporated by reference to
                    Exhibit (6) of Post-Effective Amendment No. 30 filed on
                    July 27, 1995.

     (8)            Not Applicable.

     (9)            Custody Agreement is incorporated by reference to Exhibit
                    (8) of Post-Effective Amendment No. 32 filed on July 24,
                    1996.

     (10)           Not Applicable.

     (11)(a)        Opinion of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 32 filed on
                    July 24, 1996.

     (11)(b)        Consent of Stroock & Stroock & Lavan LLP.**

     (12)           Form of opinion and consent of Stroock & Stroock & Lavan LLP regarding tax matters.

     (13)           Not Applicable.

     (14)           Consent of Independent Auditors.**

     (15)           Not Applicable.

     (16)           Powers of Attorney are incorporated by reference to Other
                    Exhibits of Post-Effective Amendment No. 37 filed July 21,
                    1999 and to the Signature Page hereof.

     (17)(a)         Form of Proxy.*

     (17)(b)         Registrant's Prospectus dated August 1, 1999, as revised
                     August 2, 1999.**

     Other Exhibit   Power of Attorney.

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*        Filed on June 30, 2000 as part of the Prospectus/Proxy Statement contained in the N-14 Registration Statement.
**       Filed on June 30, 2000 as an Exhibit to the N-14 Registration
         Statement.

ITEM 17. UNDERTAKINGS.
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     (1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the
          Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2)  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities
          Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

          As required by the Securities Act of 1933, this amendment to the
Registration Statement has been signed on behalf of the Registrant, in the City of New York, State of New York, on the 13th day of November, 2000.

                                   DREYFUS A BONDS PLUS, INC.

                                   (Registrant)

                                   By:/S/STEPHEN E. CANTER
                                      ------------------------------
                                      Stephen E. Canter, President

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen E. Canter*          President (Principal
-----------------------------   Executive Officer)
Stephen E. Canter

/s/ Joseph Connolly*            Vice President and Treasurer
-----------------------------   (Principal Accounting and
Joseph Connolly                 Financial Officer)

/s/ Joseph S. DiMartino*        Chairman of the Board
-----------------------------
Joseph S. DiMartino

/s/ David P. Feldman*           Board Member
-----------------------------
David F. Feldman

/s/ Robert R. Glauber*          Board Member
-----------------------------
Robert R. Glauber

/s/ James F. Henry*             Board Member
-----------------------------
James F. Henry

/s/ Rosalind Gersten Jacobs*    Board Member
-----------------------------
Rosalind Gersten Jacobs

/s/ Dr. Paul A. Marks*          Board Member
-----------------------------
Dr. Paul A. Marks

/s/ Dr. Martin Peretz*          Board Member
-----------------------------
Dr. Martin Peretz

/s/ Bert W. Wasserman*          Board Member
-----------------------------
Bert W. Wasserman

*By:  /s/ Robert R. Mullery
      -----------------------
      Robert R. Mullery,
      Attorney-in-Fact                                      November 13, 2000

                                  EXHIBIT INDEX

Exhibit 12        Opinion and consent of counsel regarding tax matters.